SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
(Benefit) provision for income tax	$ (714)	$ 14	$ (684)	$ 43	$ 53	$ (28)
Effective income tax rate	16.90%	0.20%	5.80%	0.20%	(0.20%)	0.10%